INCOME TAXES (Tax Credit - Narrative) (Details) (U.S. [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Tax credit carryforwards [Line Items]
Valuation allowance against the related deferred tax assets	$ 87.7
Foreign [Member] | Tax credit subject To expiration [Member]
Tax credit carryforwards [Line Items]
Tax credit carryforwards	74.5
Alternative minimum tax credit [Member] | Tax credit not subject to expiration [Member]
Tax credit carryforwards [Line Items]
Tax credit carryforwards	1.0
R&D credit [Member]
Tax credit carryforwards [Line Items]
Tax credit carryforwards	12.1
R&D credit [Member] | Tax credit subject To expiration [Member]
Tax credit carryforwards [Line Items]
Tax credit carryforwards	8.3
R&D credit [Member] | Tax credit not subject to expiration [Member]
Tax credit carryforwards [Line Items]
Tax credit carryforwards	$ 3.8